Tradr 2X Long CIEN Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$250,000
TOTAL NET ASSETS — 100.0%	$250,000